Financial assets - Nominal and fair value of financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Debt securities
Financial assets
Financial asset at fair value	₺ 14,093,601	₺ 153,075
Currency protected time deposits
Financial assets
Financial asset at fair value	3,573,688	12,806,149
15 May 2034 | USD | Debt securities
Financial assets
Notional amount | $			$ 135,000
Financial asset at fair value	₺ 4,712,855
Fair Value Maturity Date	15 May 2034
16 October 2028 | USD | Debt securities
Financial assets
Notional amount | $			54,500
Financial asset at fair value	₺ 2,109,168
Fair Value Maturity Date	16 October 2028
12 August 2026 | TRY | Debt securities
Financial assets
Notional amount	₺ 988,000
Financial asset at fair value	₺ 1,108,232
Fair Value Maturity Date	12 August 2026
12 September 2029 | TRY | Debt securities
Financial assets
Notional amount	₺ 1,001,000
Financial asset at fair value	₺ 1,066,790
Fair Value Maturity Date	12 September 2029
21 May 2030 | EUR | Debt securities
Financial assets
Notional amount | €				€ 24,500
Financial asset at fair value	₺ 985,303
Fair Value Maturity Date	21 May 2030
12 November 2026 | USD | Debt securities
Financial assets
Notional amount | $			22,500
Financial asset at fair value	₺ 852,843
Fair Value Maturity Date	12 November 2026
23 January 2025 | USD | Debt securities
Financial assets
Notional amount | $			20,000
Financial asset at fair value	₺ 723,456
Fair Value Maturity Date	23 January 2025
1 October 2025 | USD | Debt securities
Financial assets
Notional amount | $			15,000
Financial asset at fair value	₺ 565,800
Fair Value Maturity Date	1 October 2025
12 December 2025 | USD | Debt securities
Financial assets
Notional amount | $			13,000
Financial asset at fair value	₺ 468,617
Fair Value Maturity Date	12 December 2025
5 October 2034 | USD | Debt securities
Financial assets
Notional amount | $			11,500
Financial asset at fair value	₺ 426,300
Fair Value Maturity Date	5 October 2034
16 January 2029 | USD | Debt securities
Financial assets
Notional amount | $			11,000
Financial asset at fair value	₺ 416,006
Fair Value Maturity Date	16 January 2029
3 December 2025 | USD | Debt securities
Financial assets
Notional amount | $			10,000
Financial asset at fair value	₺ 354,485
Fair Value Maturity Date	3 December 2025
19 October 2028 | USD | Debt securities
Financial assets
Notional amount | $			4,500
Financial asset at fair value	₺ 174,675
Fair Value Maturity Date	19 October 2028
31 March 2025 | USD | Debt securities
Financial assets
Notional amount | $			$ 3,620
Financial asset at fair value	₺ 129,071
Fair Value Maturity Date	31 March 2025
25 April 2025 | TRY | Currency protected time deposits
Financial assets
Notional amount	₺ 1,644,192
Financial asset at fair value	₺ 2,204,151
Fair Value Maturity Date	25 April 2025
26 February 2025 | TRY | Currency protected time deposits
Financial assets
Notional amount	₺ 505,259
Financial asset at fair value	₺ 650,212
Fair Value Maturity Date	26 February 2025
21 February 2025 | TRY | Currency protected time deposits
Financial assets
Notional amount	₺ 246,418
Financial asset at fair value	₺ 318,588
Fair Value Maturity Date	21 February 2025
28 February 2025 | TRY | Currency protected time deposits
Financial assets
Notional amount	₺ 155,895
Financial asset at fair value	₺ 200,435
Fair Value Maturity Date	28 February 2025
27 February 2025 | TRY | Currency protected time deposits
Financial assets
Notional amount	₺ 155,646
Financial asset at fair value	₺ 200,302
Fair Value Maturity Date	27 February 2025
22 February 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		1,191,635
Financial asset at fair value		₺ 2,501,231
Fair Value Maturity Date		22 February 2024
26 February 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 1,071,635
Financial asset at fair value		₺ 2,486,610
Fair Value Maturity Date		26 February 2024
27 February 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 955,742
Financial asset at fair value		₺ 1,668,658
Fair Value Maturity Date		27 February 2024
26 April 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 599,368
Financial asset at fair value		₺ 1,032,389
Fair Value Maturity Date		26 April 2024
10 May 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 972,020
Financial asset at fair value		₺ 721,410
Fair Value Maturity Date		10 May 2024
12 February 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 207,853
Financial asset at fair value		₺ 604,290
Fair Value Maturity Date		12 February 2024
28 February 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 700,000
Financial asset at fair value		₺ 1,123,365
Fair Value Maturity Date		28 February 2024
31 July 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 428,045
Financial asset at fair value		₺ 684,812
Fair Value Maturity Date		31 July 2024
16 August 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 269,857
Financial asset at fair value		₺ 470,494
Fair Value Maturity Date		16 August 2024
28 August 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 274,462
Financial asset at fair value		₺ 467,039
Fair Value Maturity Date		28 August 2024
02 October 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 229,780
Financial asset at fair value		₺ 365,499
Fair Value Maturity Date		2 October 2024
01 April 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 140,639
Financial asset at fair value		₺ 245,793
Fair Value Maturity Date		1 April 2024
15 April 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 94,501
Financial asset at fair value		₺ 217,423
Fair Value Maturity Date		15 April 2024
24 October 2024 | TRY | Currency protected time deposits
Financial assets
Notional amount		₺ 94,501
Financial asset at fair value		₺ 217,136
Fair Value Maturity Date		24 October 2024
Indefinite | TRY | Debt securities
Financial assets
Notional amount		₺ 73,426
Financial asset at fair value		₺ 153,075
Fair Value Maturity Date		Indefinite